Income taxes (Details - Reconciliation of effective income tax rate)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Federal	21.00%	21.00%	21.00%	21.00%
State	5.54%	5.82%	5.54%	5.82%
Foreign tax rate difference	0.45%	0.33%	(2.34%)	2.19%
Impairment loss on goodwill -permanent difference	0.00%	0.00%	0.00%	(7.40%)
Net effect of state income tax deduction and other permanent differences	0.15%	0.62%	(3.08%)	(2.82%)
Effective tax rate	27.14%	27.77%	21.12%	18.79%